UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.0%
--------------------------------------------------------------------------------
                                                  SHARES         VALUE
                                                ---------   --------------
AUSTRALIA -- 2.7%
    CSL                                            60,000  $    2,425,343
    National Australia Bank                       150,000       4,126,532
                                                           --------------
                                                                6,551,875
                                                           --------------
AUSTRIA -- 1.3%
    Wienerberger                                   70,000       3,315,042
                                                           --------------
BELGIUM -- 1.7%
    Fortis                                        115,000       4,082,771
                                                           --------------
BRAZIL -- 1.2%
    Cia Vale do Rio Doce ADR (A)                  125,000       2,900,000
                                                           --------------
CANADA -- 1.7%
    Alcan (A)                                      90,000       4,109,622
                                                           --------------
FINLAND -- 1.5%
    Nokia                                         190,000       3,765,521
                                                           --------------
FRANCE -- 11.8%
    AXA                                           125,000       4,306,990
    BNP Paribas                                    45,000       4,375,901
    Sanofi-Aventis                                 45,000       4,275,405
    STMicroelectronics                            165,000       2,457,281
    Suez                                           75,000       3,106,775
    Total                                         100,000       6,795,472
    Vivendi*                                      115,000       3,890,520
                                                           --------------
                                                               29,208,344
                                                           --------------
GERMANY -- 5.5%
    Allianz                                        20,000       3,138,806
    Bayerische Motoren Werke                       65,000       3,351,986
    E.ON                                           25,000       3,011,064
    MAN                                            55,000       3,971,938
                                                           --------------
                                                               13,473,794
                                                           --------------
GREECE -- 1.0%
    EFG Eurobank Ergasias                          90,000       2,538,252
                                                           --------------
HONG KONG -- 1.9%
    Henderson Land Development                    850,000       4,659,482
                                                           --------------
INDIA -- 1.2%
    Infosys Technologies ADR (A)                   70,000       2,876,300
                                                           --------------
ISRAEL -- 1.1%
    Teva Pharmaceutical Industries ADR (A)         85,000       2,811,800
                                                           --------------
ITALY -- 2.8%
    Mediaset                                      275,000       3,116,346
    Telecom Italia, Ordinary Shares               800,000       2,149,028
    Telecom Italia, Savings Shares                675,000       1,627,181
                                                           --------------
                                                                6,892,555
                                                           --------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                  SHARES           VALUE
                                                ---------      ------------
JAPAN -- 22.7%
    Asahi Breweries                                225,000  $    3,291,388
    Asahi Glass                                    350,000       4,492,944
    Astellas Pharma                                115,000       4,582,514
    Canon                                           82,500       3,972,342
    East Japan Railway                                 700       5,217,809
    Fanuc                                           40,000       3,341,635
    Komatsu                                        190,000       3,827,063
    Kubota                                         350,000       3,223,664
    Lawson                                         110,000       3,758,466
    Mitsubishi UFJ Financial Group                     300       4,246,952
    Nippon Oil                                     375,000       2,942,719
    Nippon Yusen (A)                               525,000       3,385,765
    Oji Paper                                      600,000       3,486,696
    Osaka Gas                                      810,000       2,739,284
    Shionogi                                       175,000       3,326,124
                                                            --------------
                                                                55,835,365
                                                            --------------
NETHERLANDS -- 1.6%
    TNT (A)                                        110,000       3,927,719
                                                            --------------
PORTUGAL -- 1.9%
    Portugal Telecom                               375,000       4,651,549
                                                            --------------
SINGAPORE -- 2.0%
    DBS Group Holdings                             425,000       4,879,789
                                                            --------------
SPAIN -- 2.9%
    Inditex (A)                                     85,000       3,689,144
    Repsol YPF                                     120,000       3,369,023
                                                            --------------
                                                                 7,058,167
                                                            --------------
SWEDEN -- 1.4%
    Nordea Bank                                    275,000       3,433,297
                                                            --------------
SWITZERLAND -- 6.3%
    ABB                                            250,000       3,228,164
    Credit Suisse Group                             90,000       5,039,590
    Novartis                                        85,000       4,825,192
    Swiss Reinsurance                               35,000       2,515,532
                                                            --------------
                                                                15,608,478
                                                            --------------
TAIWAN -- 2.2%
    Acer                                         1,500,000       2,095,548
    Taiwan Semiconductor Manufacturing ADR         389,333       3,375,517
                                                            --------------
                                                                 5,471,065
                                                            --------------
UNITED KINGDOM -- 21.6%
    Barclays                                       390,000       4,572,816
    BG Group                                       300,000       4,032,860
    Cadbury Schweppes                              250,000       2,443,521
    Cadbury Schweppes ADR (A)                       40,000       1,570,400
    Diageo                                         230,000       4,040,889
    GlaxoSmithKline ADR    (A)                      80,000       4,426,400
    Kingfisher                                   1,100,000       5,021,471
    Lloyds TSB Group                               425,000       4,276,979
    Persimmon                                      140,000       3,345,781

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                  SHARES/FACE
                                                    AMOUNT/
                                                   CONTRACTS       VALUE
                                                  ----------   ------------
UNITED KINGDOM -- CONTINUED
    Royal Bank of Scotland Group                   140,000   $   4,553,398
    Royal Dutch Shell, Cl B                         86,199       3,172,110
    Royal Dutch Shell, Cl B ADR                     35,000       2,585,100
    Scottish Power                                 158,730       1,792,973
    Scottish Power ADR                              31,746       1,436,507
    Tate & Lyle                                    275,000       3,517,084
    Trinity Mirror                                 300,000       2,509,335
                                                             -------------
                                                                53,297,624
                                                             -------------
    TOTAL COMMON STOCK
        (Cost $172,050,541)                                    241,348,411
                                                             -------------
--------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 4.1%
--------------------------------------------------------------------------
    First Tennessee Bank (B) (C)
        5.339%, 04/18/07                       $ 5,000,000       5,002,215
    Morgan Stanley (B) (C)
        5.391%, 01/19/07                         5,000,000       5,003,340
                                                             -------------
    TOTAL CORPORATE OBLIGATIONS
        (Cost $10,005,555)                                      10,005,555
                                                             -------------
--------------------------------------------------------------------------
MASTER NOTES -- 2.0%
--------------------------------------------------------------------------
    Bear Stearns (B)
        5.463%, 08/02/06                         5,000,000       5,000,000
                                                             -------------

    TOTAL MASTER NOTES
        (Cost $5,000,000)                                        5,000,000
                                                             -------------
--------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 6.9%
--------------------------------------------------------------------------
    Lehman Brothers
        5.363%, dated 07/31/06, to be
        repurchased on 08/01/06, repurchase
        price $11,818,589 (collateralized
        by various mortgage-backed
        obligations, ranging in par value
        $1,145,714-$7,801,459,
        0.000%-6.750%, 06/25/09-05/31/36,
        with total market value
        $12,408,003) (B)                      11,816,829        11,816,829
    Morgan Stanley
        5.000%, dated 07/31/06, to be
        repurchased on 08/01/06, repurchase
        price $5,203,400 (collateralized
        by a U.S. Treasury Note, par value
        $4,347,164, 3.500%, 01/15/11, with
        total market value $5,306,800)         5,202,677         5,202,677
                                                             -------------
    TOTAL REPURCHASE AGREEMENTS
        (Cost $17,019,506)                                      17,019,506
                                                             -------------
    Total Investments -- 111.0%
        (Cost $204,075,602)+                                 $ 273,373,472
                                                             =============
--------------------------------------------------------------------------
WRITTEN OPTIONS -- (0.1)%
--------------------------------------------------------------------------
    Taiwan Semiconductor, January 2007, $10
       Call Premiums Received $(228,047)         (1,800)     $   (135,000)
                                                             =============

         PERCENTAGES ARE BASED ON NET ASSETS OF $246,391,236.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

 *       NON-INCOME PRODUCING SECURITY

ADR      AMERICAN DEPOSITARY RECEIPT

CL       CLASS

(A) THESE SECURITIES OR PARTIAL POSITIONS OF THESE SECURITIES WERE ON LOAN AT JULY 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $25,719,726.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2006, WAS $26,822,384.

(C) FLOATING RATE SECURITIES. RATE DISCLOSED IS THE RATE IN EFFECT ON JULY 31, 2006.

 + AT JULY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $204,075,602, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $72,257,605 AND $(2,959,735) RESPECTIVELY.

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 CSM-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk
                                              President

Date: September 29, 2006

By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson
                                              Controller & CFO

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.